Exhibit 99.1

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Payment Detail
in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

Class A-1	36830N AA7	0.23000%	120,900,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36830N AB5	0.64000%	132,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36830N AC3	0.95000%	132,000,000.00	43,942,801.30	12,398,629.46	34,788.05	12,433,417.51	31,544,171.84
Class A-4	36830N AD1	1.39000%	54,800,000.00	54,800,000.00	0.00	63,476.67	63,476.67	54,800,000.00
Class B	36830N AE9	1.78000%	7,150,000.00	7,150,000.00	0.00	10,605.83	10,605.83	7,150,000.00
TOTALS			446,850,000.00	105,892,801.30	12,398,629.46	108,870.55	12,507,500.01	93,494,171.84

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

Class A-1	36830N AA7	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36830N AB5	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36830N AC3	332.9000098	93.9290111	0.2635458	94.1925569	238.9709988
Class A-4	36830N AD1	1000.0000000	0.0000000	1.1583334	1.1583334	1000.0000000
Class B	36830N AE9	1000.0000000	0.0000000	1.4833329	1.4833329	1000.0000000
TOTALS		236.9761694	27.7467371	0.2436400	27.9903771	209.2294323

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.1288552
Servicer Advances	0.0000000
Administration Fees	0.0005595

Authorized Signatory

1

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	5,038,914.56

(2)	Interest Payments Received on Loans	453,062.15

(3)	Payments Received on Leases	7,301,379.49

(4)	Recoveries	19,019.52

(5)	Purchase Amount of Receivables and related equipment that became Purchased Assets in
	the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale
	Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	2,432.17

(6)	Investment Earnings	1,121.44

(7)	Servicer Advances	0.00

(8)	Available Amounts	12,815,929.33

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	12,815,929.33

2

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		12,815,929.33

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	57,578.96
	Total amount due	57,578.96
	Total amount paid	57,578.96
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		57,578.96

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		57,578.96

	Total funds in the Note Distribution Account available for distribution		12,758,350.37

3

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	98,264.72

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	10,605.83

6.	Principal Payments on the Notes
	(i) Class A Note Principal	12,148,554.10
	(ii) Class B Note Principal	0.00

7.	50% of Excess Spread Amount as Principal on Notes	250,075.36

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	250,075.36

4

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	34,788.05
Interest Due Paid	34,788.05
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	63,476.67
Interest Due Paid	63,476.67
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	10,605.83
Interest Due Paid	10,605.83
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	12,148,554.10
Class A-3 Principal Paid	12,148,554.10
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	250,075.36
Class A-3 Total Principal Payment Amount		12,398,629.46

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

6

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		6,480,117.59	3.50%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	518,409,407.25

Required Reserve Account Amount		10,368,188.15	5.60%	2.00%

Opening Reserve Account Balance		10,368,188.15	5.60%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		10,368,188.15	5.60%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		10,368,188.15	5.60%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 1,074.13 have been deposited into Collections

7

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Collateral Activity

Beginning Aggregate Receivable Value	197,413,571.12	Overcollateralization:
Principal Collections on Loans	5,038,914.56	Ending Aggregate Receivable Value	185,265,017.02
Lease Value Payments	6,697,120.10	Ending Outstanding Principal Balance of Notes	93,494,171.84
Gross Charge-offs	122,666.16	Ending Overcollateralization Amount	91,770,845.18
Total Repurchased Contracts	2,432.17
Adjustments	287,421.11
Ending Aggregate Receivable Balance	185,265,017.02

Residual Realization

Current Month		Cumulative
Book Residual	2,261,155.93	Book Residual	13,898,697.69
Residual Realization	2,356,825.25	Residual Realization	16,589,362.15
Residual Realization Percentage	104.23%	Residual Realization Percentage	119.36%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	2,966	183,010,692.58
31 - 60 Days Past Due	27	1,753,859.60
61 - 90 Days Past Due	2	66,502.40
91 - 120 Days Past Due	1	46,869.58
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	1	143,917.79
181 or more Days Past Due	3	243,175.07
Total	3,000	185,265,017.02

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	4,292,694.40	60,286.19	4,352,980.59	0.8397%

Charge-offs	1,618,861.70	122,666.16	1,741,527.86	0.3359%

Recoveries	195,430.65	19,019.52	214,450.17	0.0414%

8

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Historical Detail

Aging Summary

Payment		31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		# Balance

01/22/2016	27		2		1		0		1		3		34
		1,753,859.60		66,502.40		46,869.58		0.00		143,917.79		243,175.07		2,254,324.44

12/22/2015	28		2		0		1		3		2		36
		1,147,712.32		64,319.59		0.00		143,917.79		273,579.80		32,000.95		1,661,530.45

11/23/2015	24		4		2		3		1		2		36
		2,671,252.96		130,473.95		152,482.59		273,579.80		19,724.44		137,642.29		3,385,156.03

10/22/2015	24		1		3		2		0		3		33
		760,014.60		143,917.79		273,579.80		26,659.13		0.00		209,299.51		1,413,470.83

09/22/2015	16		14		3		0		0		3		36
		636,071.69		1,583,789.05		53,150.31		0.00		0.00		211,419.05		2,484,430.10

08/24/2015	33		3		1		0		0		5		42
		1,305,717.17		142,334.54		145,324.04		0.00		0.00		279,969.08		1,873,344.83

07/22/2015	22		3		2		0		0		5		32
		895,408.10		186,169.63		71,421.60		0.00		0.00		282,088.57		1,435,087.90

06/22/2015	25		2		4		1		0		6		38
		1,035,379.31		48,794.99		213,677.66		21,547.35		0.00		320,499.99		1,639,899.30

05/22/2015	22		5		2		0		2		5		36
		1,904,776.09		353,962.69		55,179.25		0.00		43,829.75		296,939.01		2,654,686.79

04/22/2015	28		7		2		2		1		4		44
		1,107,366.60		379,766.88		67,926.46		43,829.75		45,474.85		251,464.16		1,895,828.70

03/23/2015	42		7		3		5		1		3		61
		1,660,334.71		230,707.17		53,735.22		403,591.41		36,019.89		179,806.94		2,564,195.34

9

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

02/23/2015	17		12		6		4		1		2		42
		999,001.05		637,325.65		154,665.51		379,565.96		36,291.93		143,515.01		2,350,365.11

10

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Historical Detail

Performance Data

Payment Date	Defaulted Receivables	Charge-offs	Recoveries	Repurchased Amounts	Aggregate Receivable Value	Ending Overcollateralization	Lifetime CPR

01/22/2016	4,352,980.59	1,741,527.86	214,450.17	8,210,040.32	185,265,017.02	91,770,845.18	9.44%

12/22/2015	4,292,694.40	1,618,861.70	195,430.65	8,207,608.15	197,413,571.12	91,520,769.82	8.87%

11/23/2015	4,279,760.66	1,571,460.98	195,430.65	8,207,608.15	205,995,218.51	91,043,542.10	9.51%

10/22/2015	4,123,902.57	1,408,779.87	177,969.96	8,207,608.15	214,661,584.08	90,706,344.97	9.75%

09/22/2015	4,123,902.57	1,412,300.98	177,969.96	8,207,608.15	223,031,403.65	90,223,658.05	10.18%

08/24/2015	3,776,748.14	1,403,057.92	177,969.96	8,207,608.15	232,448,689.82	89,777,905.40	10.41%

07/22/2015	3,747,044.77	1,377,657.04	177,969.96	8,207,608.15	248,998,121.87	89,197,870.77	9.16%

06/22/2015	3,516,628.76	1,327,606.09	84,700.00	8,207,608.15	258,985,185.48	88,678,626.07	9.21%

- Values above represent cumulative amounts as of the corresponding Payment Date

11

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivables Purchase and Sale Agreement	09/30/2013	V8736067001	5,532,061.59

	03/31/2015	V3695992003	2,675,546.56

	12/31/2015	V8752467001	2,432.17

Cumulative Repurchase Amount			8,210,040.32

12

Payment Date:	01/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	02/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	02/22/2023

Top Obligor Information

Outstanding Aggregate Receivable Balance
Obligor 1	5,823,708.46
Obligor 2	4,915,473.53
Obligor 3	4,217,764.64
Obligor 4	4,100,644.43
Obligor 5	4,069,655.45
Obligor 6	3,415,594.18
Obligor 7	3,128,257.99
Obligor 8	3,000,422.48
Obligor 9	2,880,045.07
Obligor 10	2,796,282.45
Obligor 11	2,483,212.69
Obligor 12	1,830,155.54
Obligor 13	1,591,429.18
Obligor 14	1,575,638.49
Obligor 15	1,401,584.95
Obligor 16	1,252,358.83
Obligor 17	1,248,281.03
Obligor 18	932,234.14
Obligor 19	901,114.88
Obligor 20	882,029.85

13

Aging Summary By Asset Type

GE Equipment Mid Ticket, L.L.C., Series 2013-1

January 22, 2016

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	176,602,943.63	2,773	95.32%
1 to 30 Past Due	6,407,748.95	193	3.46%
31 to 60 Past Due	1,753,859.60	27	0.95%
61 to 90 Days Delinquent	66,502.40	2	0.04%
91 to 120 Days Delinquent	46,869.58	1	0.03%
121 to 150 Days Delinquent	-	-	0.00%
151 to 180 Days Delinquent	143,917.79	1	0.08%
181 Days Plus Delinquent	243,175.07	3	0.13%

Asset Aging Detail	Page 1 of 3	1/21/2016

Loss & Recovery Detail

GE Equipment Mid Ticket, L.L.C., Series 2013-1

January 22, 2016

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	2,016,296.10	58
Net Charge Offs	1,741,527.86	58
Recoveries	214,450.17	6
Net Loss	1,527,077.69	58
Defaulted Receivable Balance	4,352,980.59	63
Current Period:
Gross Charge Offs	122,666.16	3
Net Charge Offs	122,666.16	3
Recoveries	19,019.52	1
Defaulted Receivable Balance	60,286.19	2

Average Aggregate Receivable Value:	335,662,987.45	4,284
Aggregate Net Loss Ratio:	0.45%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	32,004.70	46.32%
Average Net Charge Off	27,643.30	40.01%
Average Recovery	3,403.97	4.93%
Average Net Loss	24,239.33	35.08%

Average Receivable Value at the time of Loss or Default	69,094.93

Asset Loss and Recovery Detail	Page 2 of 3	1/21/2016

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	1/21/2016